Note 17 - Preferred Shares (Details Textual) - USD ($)		12 Months Ended
	Jan. 27, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2019
Dividends, Paid-in-kind, Total				$ 1,808,811	$ 1,725,699	$ 1,639,149
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock	$ 29,000,000
Preferred Stock, Redemption Price Per Share	$ 1,000
Preferred Stock Convertible Initial Conversion Price	$ 12.25
Dividends, Paid-in-kind, Total				1,800,000
Preferred Stock, Redemption Amount				$ 37,306,766
Series B Preferred Stock [Member] | First Five Years [Member]
Preferred Stock Additional Cash Dividend Under Specified Conditions Percentage	40.00%
Preferred Stock Additional Cash Dividend Under Other Specified Conditions Percentage	100.00%
Preferred Stock Dividend Rate Under Other Specified Conditions Percentage	5.00%
Series B Preferred Stock [Member] | After First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage	40.00%
Series B Preferred Stock [Member] | Years Six and Seven [Member]
Preferred Stock, Dividend Rate, Percentage	12.00%
Series B Preferred Stock [Member] | After Year Seven [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%
Series B Preferred Stock [Member] | Scenario, Forecast [Member]
Preferred Stock, Redemption Amount			$ 39,207,373				$ 39,359,846
Increase in Carrying Amount of Redeemable Preferred Stock		$ 152,473	$ 1,900,607
Series B Preferred Stock [Member] | Minimum [Member] | First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage	0.00%
Series B Preferred Stock [Member] | Maximum [Member] | First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage	5.00%
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	25,000
Friends Investment Company Inc. [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	5,700